Schedule of Stock Options Non-vested (Details)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Subsequent Events [Abstract]
Number of non-vested options, beginning
Weighted average fair value at grant date, beginning | $ / shares
Number of non-vested options, grants	101,166
Weighted average fair value at grant date, grants | $ / shares	$ 1.77
Number of non-vested options, forfeited
Weighted average fair value at grant date, forfeited | $ / shares
Number of non-vested options, vested	(101,166)
Weighted average fair value at grant date, vested | $ / shares	$ 1.77
Number of non-vested options, ending
Weighted average fair value at grant date, ending | $ / shares
Number of non-vested options, exercisable	342,294
Weighted average fair value at grant date, exercisable	21.81
Number of non-vested options, outstanding	342,294
Weighted average fair value at grant date, outstanding | $ / shares	$ 21.81